Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 02, 2023
Registrant Name	dei_EntityRegistrantName	FRANKLIN CUSTODIAN FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000038721
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A